OTHER ASSETS AND OTHER LIABILITIES (Details 4) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Other Assets And Other Liabilities [Abstract]
Balance at the beginning of the year	S/ 296,339	S/ 196,261	S/ 158,013
Provision	29,023	28,093	38,248
Increase (decrease), net	(49,521)	71,985	0
Balances	S/ 275,841	S/ 296,339	S/ 196,261